28. Transactions with related parties (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Salaries,wages and benefits		R$ 1,765,628	R$ 2,361,268	R$ 1,903,852
Share-based payments		23,430	40,725	18,572
Key management personnel [member]
Disclosure of transactions between related parties [line items]
Salaries,wages and benefits	[1]	35,147	69,609	75,979
Related taxes and charges		13,454	15,813	11,062
Share-based payments		15,509	8,880	10,234
Total		R$ 64,110	R$ 94,302	R$ 97,275

[1]	Includes payment for members of Management, audit committee, and fiscal council.